Consolidated Balance Sheets - CAD ($)	Dec. 31, 2020	Dec. 31, 2019
Current assets
Cash and cash equivalents	$ 2,690,146	$ 2,858,245
Short-term investments (Note 3)	341,261	3,781,512
Accounts receivable (Note 4)	965,548	1,384,315
Note receivable (Note 5)	0	324,700
Prepaid expenses	77,532	97,132
Total current assets	4,074,487	8,445,904
Long term assets
Deposits (Note 6)	526,561	535,554
Property and equipment (Note 7)	707,326	677,647
Right of use assets (Note 8)	2,415,430	3,063,769
Intellectual property (Note 9)	16,285,333	17,970,067
Total assets	24,009,137	30,692,941
Current liabilities
Accounts payable and accrued liabilities (Note 10, 24)	440,538	448,928
Contract obligations (Note 11)	127,507	131,386
Current portion of lease obligation (Note 13)	773,465	736,408
Total current liabilities	1,341,510	1,316,722
Long-term liabilities
Long-term lease obligation (Note 13)	1,896,277	2,669,736
Asset retirement obligation (Note 12)	22,741	21,481
Total long term liabilities	1,919,018	2,691,217
Total liabilities	3,260,528	4,007,939
Shareholders' equity:
Common shares (Note 15): - authorized unlimited, issued: 64,437,790 (2019 - 64,406,891) common shares	95,327,123	95,313,064
Contributed capital	9,355,716	9,306,493
Deficit (Note 2)	(83,934,230)	(77,934,555)
Total shareholders' equity	20,748,609	26,685,002
Total liabilities and shareholders' equity	$ 24,009,137	$ 30,692,941